Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Current assets
Cash and cash equivalents (Note 9)	$ 1,014,747	$ 993,120	¥ 84,224,000	¥ 82,429,000
Time deposits	8,844		734,000	1,132,000
Trade notes and accounts receivable (Notes 1,4 and 25)	6,418,759		532,757,000	447,693,000
Inventories (Notes 1 and 5)	5,709,349		473,876,000	396,416,000
Deferred income taxes and other current assets (Notes 1, 9, 15, 19, 20, 21, 23 and 25)	1,840,735		152,781,000	112,451,000
Total current assets	14,992,434		1,244,372,000	1,040,121,000
Long-term trade receivables (Notes 4 and 25)	2,208,072		183,270,000	150,972,000
Investments
Investments in and advances to affiliated companies (Notes 1 and 7)	302,590		25,115,000	24,002,000
Investment securities (Notes 1, 6, 20 and 21)	733,193		60,855,000	60,467,000
Other	37,639		3,124,000	2,399,000
Total investments	1,073,422		89,094,000	86,868,000
Property, plant and equipment- less accumulated depreciation (Notes 1, 8, 9 and 16)	6,125,144		508,387,000	525,100,000
Goodwill (Notes 1 and 10)	353,265	356,265	29,321,000	29,570,000
Other intangible assets (Notes 1 and 10)	650,253		53,971,000	61,729,000
Deferred income taxes and other assets (Notes 1, 15, 19, 20, 21 and 25)	490,627		40,722,000	64,695,000
Total Assets	25,893,217		2,149,137,000	1,959,055,000
Current liabilities
Short-term debt (Note 11)	1,569,976		130,308,000	123,438,000
Current maturities of long-term debt (Notes 9, 11, 16 and 20)	1,477,205		122,608,000	105,956,000
Trade notes, bills and accounts payable	3,722,591		308,975,000	207,024,000
Income taxes payable (Note 15)	467,819		38,829,000	22,004,000
Deferred income taxes and other current liabilities (Notes 1, 15, 19, 20, 21 and 23)	2,400,819		199,268,000	183,324,000
Total current liabilities	9,638,410		799,988,000	641,746,000
Long-term liabilities
Long-term debt (Notes 9, 11, 16 and 20)	3,507,855		291,152,000	356,985,000
Liability for pension and retirement benefits (Notes 1 and 12)	578,639		48,027,000	46,354,000
Deferred income taxes and other liabilities (Notes 1, 15, 19, 20 and 21)	449,277		37,290,000	37,171,000
Total long-term liabilities	4,535,771		376,469,000	440,510,000
Total liabilities	14,174,181		1,176,457,000	1,082,256,000
Commitments and contingent liabilities (Note 18)
Common stock:
Authorized 3,955,000,000 shares, Issued 998,744,060 shares, Outstanding 967,902,641 shares in 2011 and 968,039,976 shares in 2010	817,711		67,870,000	67,870,000
Capital surplus	1,693,048		140,523,000	140,421,000
Retained earnings:
Appropriated for legal reserve	415,590		34,494,000	31,983,000
Unappropriated	10,206,663		847,153,000	724,090,000
Accumulated other comprehensive loss (Notes 1, 6, 12 and 14)	(1,579,024)		(131,059,000)	(95,634,000)
Treasury stock at cost, 30,841,419 shares in 2011 and 30, 704,084 shares in 2010 (Note 13)	(423,349)		(35,138,000)	(34,755,000)
Total Komatsu Ltd. shareholders' equity	11,130,639		923,843,000	833,975,000
Noncontrolling interests	588,397		48,837,000	42,824,000
Total equity	11,719,036	1,056,843	972,680,000	876,799,000
Total Liabilities and Shareholders' Equity	$ 25,893,217		¥ 2,149,137,000	¥ 1,959,055,000